American Funds Strategic Bond FundSM
Investment portfolio
September 30, 2019
unaudited
Bonds, notes & other debt instruments 96.90% U.S. Treasury bonds & notes 59.83% U.S. Treasury 34.89%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2021[1]	$217,050	$216,818
U.S. Treasury 2.50% 2021	3,240	3,274
U.S. Treasury 2.625% 2021	4,480	4,545
U.S. Treasury 2.625% 2021	1,585	1,609
U.S. Treasury 1.50% 2022	4,000	3,991
U.S. Treasury 1.75% 2024[1]	67,233	67,843
U.S. Treasury 2.25% 2024	1,224	1,261
U.S. Treasury 1.875% 2026	2,093	2,128
U.S. Treasury 1.875% 2026	566	575
U.S. Treasury 3.125% 2028	205	230
U.S. Treasury 1.625% 2029	11,496	11,447
U.S. Treasury 2.25% 2049	1,000	1,030
U.S. Treasury 2.875% 2049[1]	621	725
		315,476
U.S. Treasury inflation-protected securities 24.94%
U.S. Treasury Inflation-Protected Security 0.50% 2024[2]	82,702	83,811
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,2]	125,072	126,364
U.S. Treasury Inflation-Protected Security 2.125% 2041[1,2]	3,046	4,098
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	1,722	1,924
U.S. Treasury Inflation-Protected Security 1.00% 2048[1,2]	8,219	9,248
		225,445
Total U.S. Treasury bonds & notes		540,921
Corporate bonds & notes 30.81% Energy 4.98%
Apache Corp. 4.25% 2030	495	503
Apache Corp. 5.35% 2049	350	363
Baker Hughes, a GE Co. 3.337% 2027	3,550	3,645
Baker Hughes, a GE Co. 4.08% 2047	915	924
BP Capital Markets PLC 4.234% 2028	2,700	3,057
Canadian Natural Resources Ltd. 2.95% 2023	325	331
Cenovus Energy Inc. 5.25% 2037	523	571
Cenovus Energy Inc. 5.40% 2047	364	411
Cheniere Energy Partners, LP 4.50% 2029[3]	1,227	1,260
Enbridge Energy Partners, LP 5.875% 2025	155	181
Enbridge Energy Partners, LP 7.375% 2045	727	1,078
Energy Transfer Partners, LP 6.125% 2045	1,170	1,374
Energy Transfer Partners, LP 5.30% 2047	647	697
Energy Transfer Partners, LP 5.40% 2047	1,090	1,191
Energy Transfer Partners, LP 6.00% 2048	352	417
Energy Transfer Partners, LP 6.25% 2049	1,000	1,216
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	2,700	2,555
EQT Corp. 3.90% 2027	2,500	2,169
Marathon Oil Corp. 4.40% 2027	1,175	1,255
American Funds Strategic Bond Fund — Page 1 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
MV24 Capital BV 6.748% 2034[3]	$1,435	$1,484
Neptune Energy Group Holdings Ltd. 6.625% 2025[3]	1,775	1,832
Noble Energy, Inc. 3.25% 2029	3,152	3,127
Occidental Petroleum Corp. 3.20% 2026	329	332
Occidental Petroleum Corp. 3.50% 2029	236	240
Petrobras Global Finance Co. 5.093% 2030[3]	1,118	1,167
Petrobras Global Finance Co. 7.25% 2044	300	360
Petróleos Mexicanos 4.50% 2026	2,800	2,712
Petróleos Mexicanos 6.49% 2027[3]	1,220	1,273
Petróleos Mexicanos 6.50% 2029	685	698
Petróleos Mexicanos 7.69% 2050[3]	3,639	3,804
QEP Resources, Inc. 5.625% 2026	350	303
Saudi Arabian Oil Co. 3.50% 2029[3]	1,035	1,081
Saudi Arabian Oil Co. 4.375% 2049[3]	285	312
Schlumberger BV 4.00% 2025[3]	222	237
Teekay Corp. 9.25% 2022[3]	790	808
Total Capital International 3.455% 2029	1,905	2,059
		45,027
Health care 4.89%
AstraZeneca PLC 3.375% 2025	3,600	3,791
Bayer US Finance II LLC 4.375% 2028[3]	2,912	3,148
Boston Scientific Corp. 3.75% 2026	395	423
Boston Scientific Corp. 4.00% 2029	85	94
Boston Scientific Corp. 4.55% 2039	720	851
Bristol-Myers Squibb Co. 3.40% 2029[3]	3,797	4,063
Bristol-Myers Squibb Co. 4.125% 2039[3]	778	884
Cigna Corp. 3.75% 2023	638	668
Cigna Corp. 4.375% 2028	1,437	1,578
Cigna Corp. 4.80% 2038	435	490
Cigna Corp. 4.90% 2048	645	741
Concordia International Corp. 8.00% 2024	403	394
Eagle Holding Co. II LLC 7.75% 2022[3,5]	585	591
HCA Inc. 5.25% 2049	2,300	2,535
Kinetic Concepts, Inc. 12.50% 2021[3]	365	389
Shire PLC 3.20% 2026	546	564
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[3]	5,405	6,334
Team Health Holdings, Inc. 6.375% 2025[3]	1,475	1,027
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,585	3,719
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	4,943
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,100	1,730
UnitedHealth Group Inc. 2.875% 2029	1,415	1,445
Valeant Pharmaceuticals International, Inc. 9.25% 2026[3]	2,680	3,052
Valeant Pharmaceuticals International, Inc. 8.50% 2027[3]	700	787
		44,241
Financials 3.78%
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[4]	7,865	8,126
Barclays Bank PLC 4.972% 2029 (3-month USD-LIBOR + 1.902% on 5/16/2028)[4]	3,600	3,954
Danske Bank AS 3.875% 2023[3]	4,600	4,773
FS Energy and Power Fund 7.50% 2023[3]	2,090	2,116
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	1,070	1,135
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[4]	3,180	3,165
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	3,675	3,720
American Funds Strategic Bond Fund — Page 2 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.70% 2051	$2,600	$2,695
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[3,4]	1,000	1,008
UniCredit SpA 5.861% 2032[3,4]	1,675	1,728
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[4]	1,650	1,707
		34,127
Consumer staples 3.12%
Altria Group, Inc. 5.95% 2049	1,889	2,225
Anheuser-Busch InBev NV 4.75% 2029	80	93
Anheuser-Busch InBev NV 4.60% 2048	2,105	2,431
British American Tobacco PLC 3.222% 2024	2,150	2,177
British American Tobacco PLC 3.557% 2027	1,645	1,656
British American Tobacco PLC 4.39% 2037	1,050	1,021
British American Tobacco PLC 4.54% 2047	1,650	1,587
British American Tobacco PLC 4.758% 2049	1,010	990
Conagra Brands, Inc. 5.40% 2048	1,740	2,069
JBS Investments GmbH II 5.75% 2028[3]	2,463	2,571
Keurig Dr Pepper Inc. 4.597% 2028	1,418	1,595
Keurig Dr Pepper Inc. 5.085% 2048	1,900	2,247
Kraft Heinz Co. 4.875% 2049[3]	2,000	2,022
Molson Coors Brewing Co. 3.00% 2026	570	576
Performance Food Group, Inc. 5.50% 2027[3]	828	874
Philip Morris International Inc. 3.375% 2029	3,810	3,999
Reynolds American Inc. 5.85% 2045	105	116
		28,249
Information technology 3.01%
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.30% 2021[6,7]	564	563
Broadcom Inc. 4.75% 2029[3]	5,860	6,200
Broadcom Ltd. 3.875% 2027	2,170	2,183
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.794% 2025[6,7]	275	278
CommScope Finance LLC 8.25% 2027[3]	335	327
Financial & Risk US Holdings, Inc. 6.25% 2026[3]	975	1,048
Financial & Risk US Holdings, Inc. 8.25% 2026[3]	450	498
Fiserv, Inc. 3.20% 2026	2,110	2,189
Fiserv, Inc. 3.50% 2029	2,025	2,135
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.503% 2024[6,7]	300	306
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 8.044% 2023[6,7]	1,297	1,249
PayPal Holdings, Inc. 2.40% 2024	4,400	4,420
PayPal Holdings, Inc. 2.65% 2026	2,601	2,616
PayPal Holdings, Inc. 2.85% 2029	2,304	2,316
Unisys Corp. 10.75% 2022[3]	800	878
		27,206
Consumer discretionary 2.93%
Home Depot, Inc. 2.95% 2029	1,435	1,508
Limited Brands, Inc. 5.25% 2028	1,450	1,353
Lowe’s Companies, Inc. 4.55% 2049	2,500	2,893
MGM Resorts International 5.50% 2027	1,130	1,241
Neiman Marcus Group Ltd. LLC 8.75% 2024[3]	1,300	393
Neiman Marcus Group Ltd. LLC 14.00% 2024[3,5]	799	456
Panther BF Aggregator 2, LP 6.25% 2026[3]	165	174
Party City Holdings Inc. 6.625% 2026[3]	560	556
PetSmart, Inc. 7.125% 2023[3]	1,325	1,252
American Funds Strategic Bond Fund — Page 3 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
PetSmart, Inc. 8.875% 2025[3]	$825	$786
S.A.C.I. Falabella 3.75% 2027[3]	1,885	1,967
S.A.C.I. Falabella 3.75% 2027[3]	400	417
Sands China Ltd. 4.60% 2023	4,040	4,284
Sands China Ltd. 5.40% 2028	5,500	6,209
Scientific Games Corp. 8.25% 2026[3]	2,795	2,984
		26,473
Industrials 2.81%
Beacon Roofing Supply, Inc. 4.875% 2025[3]	3,100	3,054
Boeing Co. 3.10% 2026	1,585	1,664
Boeing Co. 3.20% 2029	1,280	1,345
Boeing Co. 2.95% 2030	196	202
Boeing Co. 3.60% 2034	1,460	1,586
Boeing Co. 3.90% 2049	1,470	1,625
CSX Corp. 2.40% 2030	2,228	2,182
Dun & Bradstreet Corp. 6.875% 2026[3]	1,445	1,578
Dun & Bradstreet Corp. 10.25% 2027[3]	960	1,066
F-Brasile SpA 7.375% 2026[3]	526	550
Hardwoods Acquisition Inc. 7.50% 2021[3]	1,170	690
Pisces Parent LLC 8.00% 2026[3]	1,349	1,332
Republic Services, Inc. 2.50% 2024	2,000	2,024
Uber Technologies, Inc. 7.50% 2023[3]	1,100	1,111
Uber Technologies, Inc. 8.00% 2026[3]	1,400	1,421
Union Pacific Corp. 3.95% 2059	3,000	3,215
Westinghouse Air Brake Technologies Corp. 4.40% 2024[4]	742	791
		25,436
Materials 2.29%
Berry Global Escrow Corp. 4.875% 2026[3]	917	950
Consolidated Energy Finance SA 6.50% 2026[3]	2,235	2,179
Dow Chemical Co. 5.55% 2048[3]	1,800	2,189
DowDuPont Inc. 5.419% 2048	495	629
First Quantum Minerals Ltd. 6.50% 2024[3]	3,350	3,212
First Quantum Minerals Ltd. 7.50% 2025[3]	625	619
First Quantum Minerals Ltd. 6.875% 2026[3]	800	766
Hexion Inc. 7.875% 2027[3]	1,880	1,866
LSB Industries, Inc. 9.625% 2023[3]	930	986
Nova Chemicals Corp. 5.25% 2027[3]	2,050	2,141
Sherwin-Williams Co. 3.80% 2049	868	891
TPC Group Inc. 10.50% 2024[3]	1,314	1,376
Tronox Ltd. 6.50% 2026[3]	1,100	1,053
Warrior Met Coal, Inc. 8.00% 2024[3]	411	428
Westlake Chemical Corp. 5.00% 2046	1,095	1,180
Westlake Chemical Corp. 4.375% 2047	230	227
		20,692
Utilities 1.37%
Dominion Resources, Inc., junior subordinated, 3.071% 2024[4]	1,825	1,870
Duke Energy Indiana, Inc. 3.25% 2049	1,525	1,525
Edison International 5.75% 2027	400	450
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	475	522
Enel Finance International SA 3.50% 2028[3]	1,690	1,733
Florida Power & Light Co. 3.15% 2049	850	865
American Funds Strategic Bond Fund — Page 4 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.25% 2023[3,8]	$186	$193
Pacific Gas and Electric Co. 3.50% 2025[8]	114	114
Pacific Gas and Electric Co. 2.95% 2026[8]	254	251
Pacific Gas and Electric Co. 3.30% 2027[8]	304	303
Pacific Gas and Electric Co. 3.30% 2027[8]	144	143
Pacific Gas and Electric Co. 3.75% 2042[8]	141	136
SCANA Corp. 4.75% 2021	816	836
SCANA Corp. 4.125% 2022	685	707
Southern California Edison Co. 2.85% 2029	850	858
Southern California Edison Co. 4.00% 2047	125	135
Southern California Edison Co., Series C, 3.60% 2045	828	841
Talen Energy Corp. 7.25% 2027[3]	845	863
		12,345
Communication services 1.21%
AT&T Inc. 4.35% 2029	1,250	1,383
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	2,200	2,236
Fox Corp. 5.576% 2049[3]	840	1,068
Frontier Communications Corp. 8.00% 2027[3]	1,890	1,998
Inmarsat PLC 6.50% 2024[3]	2,000	2,105
Sprint Corp. 6.875% 2028	1,100	1,202
Vodafone Group PLC 5.25% 2048	825	958
		10,950
Real estate 0.42%
Gaming and Leisure Properties, Inc. 3.35% 2024	421	426
Gaming and Leisure Properties, Inc. 4.00% 2030	2,000	2,020
Iron Mountain Inc. 4.875% 2027[3]	735	755
iStar Inc. 4.625% 2020	610	617
		3,818
Total corporate bonds & notes		278,564
Bonds & notes of governments & government agencies outside the U.S. 3.77%
Argentine Republic 6.875% 2048	3,650	1,551
Brazil (Federative Republic of) 6.00% 2050[2]	BRL3,288	1,127
Brazil (Federative Republic of) 6.00% 2055[2]	7,200	2,540
Greece (Hellenic Republic of) 3.45% 2024	€1,220	1,491
Greece (Hellenic Republic of) 3.375% 2025	1,480	1,826
Honduras (Republic of) 8.75% 2020	$2,529	2,706
India (Republic of) 7.61% 2030	INR367,000	5,435
India (Republic of) 7.88% 2030	333,000	5,041
Japan, Series 20, 0.10% 2025[2]	¥507,500	4,844
Romania 3.50% 2034	€995	1,259
United Kingdom 0.125% 2041[2]	£2,450	5,192
Uruguay (Oriental Republic of) 8.50% 2028	UYU48,975	1,122
		34,134
Municipals 1.35% Illinois 0.79%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	$1,875	2,073
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	760	872
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]	1,540	1,963
American Funds Strategic Bond Fund — Page 5 of 13

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	$100	$122
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	1,970	2,135
		7,165
South Carolina 0.42%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	2,085	2,369
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,391
		3,760
New Jersey 0.14%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,262
Total municipals		12,187
Asset-backed obligations 0.75%
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,9]	3,940	4,172
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,9]	2,635	2,623
		6,795
Mortgage-backed obligations 0.39% Collateralized mortgage-backed obligations (privately originated) 0.39%
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,7,9]	2,088	2,101
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,7,9]	1,399	1,412
Total mortgage-backed obligations		3,513
Total bonds, notes & other debt instruments (cost: $862,661,000)		876,114
Preferred securities 0.03% Consumer discretionary 0.03%	Shares
Neiman Marcus Group, Inc., preferred shares[3,10]	264,634	246
Total preferred securities (cost: $132,000)		246
Short-term securities 3.31% Money market investments 2.64%
Capital Group Central Cash Fund 2.07%[11]	238,597	23,857
Other short-term securities 0.67%	Principal amount (000)
Nigerian Treasury Bill 12.14% due 2/27/2020	NGN2,311,000	6,074
Total short-term securities (cost: $29,913,000)		29,931
Total investment securities 100.24% (cost: $892,706,000)		906,291
Other assets less liabilities (0.24)%		(2,209)
Net assets 100.00%		$904,082
American Funds Strategic Bond Fund — Page 6 of 13

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 9/30/2019[13] (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
30 Day Federal Funds Futures	Long	636	January 2020	$265,021	$260,821	$(253)
90 Day Euro Dollar Futures	Long	959	December 2019	239,750	235,051	(354)
90 Day Euro Dollar Futures	Short	959	December 2020	(239,750)	(236,214)	298
90 Day Euro Dollar Futures	Short	1,478	March 2021	(369,500)	(364,345)	(1,647)
2 Year U.S. Treasury Note Futures	Short	5	January 2020	(1,000)	(1,078)	3
5 Year Euro-Bobl Futures	Long	196	December 2019	€19,600	28,979	(203)
5 Year U.S. Treasury Note Futures	Long	1,896	January 2020	$189,600	225,905	(1,102)
10 Year U.S. Treasury Note Futures	Long	1,912	December 2019	191,200	249,157	901
10 Year Ultra U.S. Treasury Note Futures	Long	594	December 2019	59,400	84,589	(1,483)
20 Year U.S. Treasury Bond Futures	Short	122	December 2019	(12,200)	(19,802)	529
30 Year Euro-Buxl Futures	Long	86	December 2019	€8,600	20,388	(178)
30 Year Ultra U.S. Treasury Bond Futures	Short	119	December 2019	$(11,900)	(22,837)	596
						$(2,893)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD2,593	SEK25,000	JPMorgan Chase	10/4/2019	$53
USD2,093	JPY222,261	JPMorgan Chase	10/4/2019	37
USD1,334	EUR1,200	Citibank	10/4/2019	26
USD1,241	CAD1,648	JPMorgan Chase	10/4/2019	(3)
USD3,054	SGD4,230	JPMorgan Chase	10/4/2019	(6)
USD1,671	MXN33,247	Citibank	10/4/2019	(13)
USD1,716	MXN34,150	Citibank	10/4/2019	(13)
USD8,591	JPY910,000	Morgan Stanley	10/7/2019	171
USD979	CAD1,300	Goldman Sachs	10/7/2019	(2)
EUR2,405	NOK24,000	JPMorgan Chase	10/7/2019	(16)
USD2,809	MXN56,200	Goldman Sachs	10/7/2019	(36)
JPY2,398,000	USD22,585	Citibank	10/7/2019	(397)
AUD3,825	USD2,579	Goldman Sachs	10/9/2019	3
EUR1,745	USD1,919	Citibank	10/9/2019	(16)
USD3,575	GBP2,960	JPMorgan Chase	10/9/2019	(66)
EUR4,975	MXN110,000	Citibank	10/9/2019	(139)
JPY1,177,000	USD11,146	Citibank	10/9/2019	(254)
AUD7,900	USD5,423	Morgan Stanley	10/16/2019	(87)
EUR3,740	USD4,149	UBS AG	10/18/2019	(67)
USD3,125	KRW3,700,000	JPMorgan Chase	10/21/2019	30
USD775	SEK7,500	JPMorgan Chase	10/21/2019	12
USD1,246	SGD1,715	JPMorgan Chase	10/21/2019	5
MXN30,387	USD1,549	JPMorgan Chase	10/21/2019	(15)
USD9,997	INR720,000	JPMorgan Chase	10/21/2019	(139)
EUR12,830	USD14,201	Morgan Stanley	10/21/2019	(192)
COP21,289,000	USD6,331	Citibank	10/21/2019	(220)
USD5,908	MXN115,000	HSBC Bank	10/22/2019	103
JPY789,185	USD7,314	Citibank	10/24/2019	(2)
CAD2,948	USD2,219	UBS AG	10/25/2019	7
American Funds Strategic Bond Fund — Page 7 of 13

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
MXN40,000	USD2,044	HSBC Bank	10/25/2019	$(26)
USD4,660	KRW5,569,600	JPMorgan Chase	10/29/2019	(1)
USD1,855	BRL7,750	Goldman Sachs	10/29/2019	(6)
				$(1,269)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
2.2125%	U.S. EFFR	10/30/2019	$3,164,500	$859	$—	$859
2.24%	U.S. EFFR	10/30/2019	1,407,900	413	—	413
U.S. EFFR	2.295%	10/30/2019	1,864,500	(630)	—	(630)
2.296%	U.S. EFFR	1/29/2020	3,087,100	2,798	—	2,798
U.S. EFFR	1.7885%	1/29/2020	3,465,600	(761)	—	(761)
U.S. EFFR	2.0135%	1/29/2020	3,461,800	(1,815)	—	(1,815)
U.S. EFFR	2.0675%	1/29/2020	4,008,000	(2,394)	—	(2,394)
1.997%	U.S. EFFR	2/13/2020	100	—[14]	—	—[14]
2.284%	U.S. EFFR	5/31/2020	150,000	538	—	538
3-month USD-LIBOR	2.674%	5/31/2020	150,000	(701)	—	(701)
2.48%	U.S. EFFR	12/20/2020	304,886	3,477	—	3,477
2.3355%	U.S. EFFR	1/7/2021	59,116	593	—	593
2.094%	U.S. EFFR	2/13/2021	85,300	663	—	663
3-month USD-LIBOR	2.465%	2/13/2021	86,100	(836)	—	(836)
2.386%	U.S. EFFR	3/8/2021	582,985	7,222	—	7,222
2.1125%	U.S. EFFR	3/28/2021	92,400	834	—	834
3-month USD-LIBOR	2.367%	3/28/2021	344,400	(3,309)	—	(3,309)
2.19875%	U.S. EFFR	5/7/2021	94,400	1,089	—	1,089
1.7775%	3-month USD-LIBOR	6/21/2021	271,900	438	—	438
8.54%	28-day MXN-TIIE	1/6/2022	MXN202,228	424	—	424
8.44%	28-day MXN-TIIE	1/7/2022	227,772	454	—	454
1.63%	U.S. EFFR	2/22/2022	$32,700	206	—	206
2.197%	U.S. EFFR	4/18/2022	91,900	1,959	—	1,959
6.99%	28-day MXN-TIIE	6/17/2022	MXN130,000	74	—	74
1.8475%	3-month USD-LIBOR	7/11/2022	$59,600	453	—	453
2.5775%	U.S. EFFR	7/16/2022	228,977	3,241	—	3,241
2.10125%	U.S. EFFR	1/12/2023	36,000	926	—	926
2.045%	3-month USD-LIBOR	3/24/2023	53,800	675	—	675
2.55%	U.S. EFFR	4/26/2023	50,000	2,196	—	2,196
2.5815%	U.S. EFFR	5/25/2023	96,000	4,440	—	4,440
2.437%	U.S. EFFR	5/31/2023	180,000	7,432	—	7,432
3-month USD-LIBOR	2.815%	5/31/2023	180,000	(8,240)	—	(8,240)
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	318	—	318
1.569%	3-month USD-LIBOR	7/6/2023	40,500	126	—	126
1.615%	3-month USD-LIBOR	8/18/2023	73,000	302	—	302
3-month USD-LIBOR	3.09009%	10/31/2023	58,020	(3,611)	—	(3,611)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	973	—	973
U.S. EFFR	2.4435%	12/20/2023	14,017	(675)	—	(675)
American Funds Strategic Bond Fund — Page 8 of 13

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
7.79%	28-day MXN-TIIE	5/31/2024	MXN725,000	$1,918	$—	$1,918
2.524%	3-month USD-LIBOR	4/14/2025	$9,000	464	—	464
3-month USD-LIBOR	1.867%	7/11/2025	84,400	(1,004)	—	(1,004)
2.354%	3-month USD-LIBOR	9/25/2025	109,600	4,777	—	4,777
3-month USD-LIBOR	2.638%	1/3/2026	57,500	(3,889)	—	(3,889)
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	(79)	—	(79)
3-month USD-LIBOR	2.3925%	5/2/2026	$53,100	(2,937)	—	(2,937)
6-month JPY-LIBOR	(0.0823)%	7/11/2026	¥1,200,000	(32)	—	(32)
28-day MXN-TIIE	8.07%	1/1/2027	MXN180,000	(770)	—	(770)
28-day MXN-TIIE	8.135%	1/14/2027	102,000	(457)	—	(457)
28-day MXN-TIIE	7.47%	4/5/2027	60,000	(150)	—	(150)
28-day MXN-TIIE	7.625%	5/20/2027	108,000	(323)	—	(323)
3-month USD-LIBOR	2.388%	10/31/2027	$89,000	(5,823)	—	(5,823)
2.91%	3-month USD-LIBOR	2/1/2028	19,100	1,215	—	1,215
2.908%	3-month USD-LIBOR	2/1/2028	19,100	1,214	—	1,214
2.925%	3-month USD-LIBOR	2/1/2028	15,300	984	—	984
2.92%	3-month USD-LIBOR	2/2/2028	14,500	929	—	929
28-day MXN-TIIE	8.855%	12/28/2028	MXN126,589	(957)	—	(957)
U.S. EFFR	2.438%	1/11/2029	$77,000	(7,576)	—	(7,576)
3-month USD-LIBOR	2.724%	2/5/2029	69,240	(7,065)	—	(7,065)
3-month USD-LIBOR	2.7435%	2/6/2029	69,235	(7,188)	—	(7,188)
3-month USD-LIBOR	1.995%	7/19/2029	20,200	(790)	—	(790)
3-month USD-LIBOR	1.62105%	8/7/2029	50,000	(235)	—	(235)
1.63521%	3-month USD-LIBOR	8/8/2029	22,810	137	—	137
3-month USD-LIBOR	2.679%	4/14/2030	4,800	(500)	—	(500)
3-month USD-LIBOR	2.514%	9/25/2030	58,300	(5,108)	—	(5,108)
3-month USD-LIBOR	2.35%	3/24/2031	11,700	(827)	—	(827)
3-month USD-LIBOR	2.22%	6/7/2031	7,300	(423)	—	(423)
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	(240)	—	(240)
3-month USD-LIBOR	1.87%	8/18/2031	15,500	(389)	—	(389)
3-month USD-LIBOR	2.57%	11/18/2031	11,000	(964)	—	(964)
3-month USD-LIBOR	2.986%	2/1/2038	9,200	(877)	—	(877)
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	(1,065)	—	(1,065)
3-month USD-LIBOR	2.963%	2/1/2038	11,500	(1,074)	—	(1,074)
3-month USD-LIBOR	2.967%	2/2/2038	8,900	(834)	—	(834)
U.S. EFFR	2.505%	3/22/2048	2,500	(600)	—	(600)
U.S. EFFR	2.51375%	3/22/2048	2,800	(678)	—	(678)
U.S. EFFR	2.40875%	4/13/2048	14,000	(3,049)	—	(3,049)
U.S. EFFR	2.43625%	4/19/2048	14,000	(3,141)	—	(3,141)
U.S. EFFR	2.625%	5/25/2048	22,000	(5,935)	—	(5,935)
U.S. EFFR	2.52%	8/24/2048	5,700	(1,410)	—	(1,410)
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	9,920	—	9,920
3-month USD-LIBOR	3.19%	11/29/2048	17,500	(6,109)	—	(6,109)
U.S. EFFR	2.544%	1/24/2049	5,700	(1,453)	—	(1,453)
U.S. EFFR	2.577%	1/30/2049	5,700	(1,499)	—	(1,499)
2.5625%	3-month USD-LIBOR	5/15/2049	32,350	6,549	—	6,549
					$—	$(27,192)
American Funds Strategic Bond Fund — Page 9 of 13

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments (000)	Unrealized (depreciation) appreciation at 9/30/2019 (000)
CDX.NA.HY.32	5.00%/Quarterly	6/20/2024	$93,419	$(6,663)	$(6,650)	$(13)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	409,715	(8,145)	(8,418)	273
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	11,000	(738)	(732)	(6)
					$(15,800)	$254
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $38,980,000, which represented 4.31% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,596,000, which represented 13.12% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,396,000, which represented .27% of the net assets of the fund.
[7]	Coupon rate may change periodically.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Security did not produce income during the last 12 months.
[11]	Rate represents the seven-day yield at 9/30/2019.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.
American Funds Strategic Bond Fund — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,719,714,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $180,573,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $35,817,287,000 and $420,674,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may
American Funds Strategic Bond Fund — Page 11 of 13

unaudited
be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$540,921	$—	$540,921
Corporate bonds & notes	—	278,564	—	278,564
Bonds & notes of governments & government agencies outside the U.S.	—	34,134	—	34,134
Municipals	—	12,187	—	12,187
Asset-backed obligations	—	6,795	—	6,795
Mortgage-backed obligations	—	3,513	—	3,513
Preferred securities	—	246	—	246
Short-term securities	23,857	—	—	29,931
Total	$23,857	$876,360	$—	$906,291
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,327	$—	$—	$2,327
Unrealized appreciation on open forward currency contracts	—	447	—	447
Unrealized appreciation on interest rate swaps	—	71,230	—	71,230
Unrealized appreciation on credit default swaps	—	273	—	273
Liabilities:
Unrealized depreciation on futures contracts	(5,220)	—	—	(5,220)
Unrealized depreciation on open forward currency contracts	—	(1,716)	—	(1,716)
Unrealized depreciation on interest rate swaps	—	(98,422)	—	(98,422)
Unrealized depreciation on credit default swaps	—	(19)	—	(19)
Total	$(2,893)	$(28,207)	$—	$(31,100)
American Funds Strategic Bond Fund — Page 12 of 13

unaudited
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
AUD = Australian dollars	KRW = South Korean won
Auth. = Authority	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD = Canadian dollars	NGN = Nigerian naira
COP = Colombian pesos	NOK = Norwegian kroner
Dev. = Development	Rev. = Revenue
Econ. = Economic	SEK = Swedish kronor
EFFR = Effective Federal Funds Rate	SGD = Singapore dollars
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
G.O. = General Obligation	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
JPY/¥ = Japanese yen
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-112-1119O-S73070	American Funds Strategic Bond Fund — Page 13 of 13